SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Redemption
As of June 30, 2025 and December 31, 2024, the Class A ordinary shares reflected in the accompanying condensed balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption as of December 31, 2023	$522,938,352
Plus:
Accretion of carrying value to redemption value	27,761,686

Class A ordinary shares subject to possible redemption as of December 31, 2024	550,700,038
Less:
Redemption of Class A ordinary shares	(7,143,312)
Plus:
Sponsor deposits to Trust Account	2,961,583
Waiver of Class A ordinary shares issuance cost	9,140,590
Accretion of carrying value to redemption value	2,390,840

Class A ordinary shares subject to possible redemption as of June 30, 2025	$558,049,739

As of December 31, 2024 and 2023, the Class A ordinary shares reflected in the accompanying balance sheets are reconciled in the following table:

Gross proceeds	$500,000,000
Less:
Proceeds allocated to Public Warrants	(2,625,000)
Class A ordinary shares issuance costs	(28,550,129)
Plus:
Accretion of carrying value to redemption value	54,113,481

Class A ordinary shares subject to possible redemption as of December 31, 2023	522,938,352
Plus:
Accretion of carrying value to redemption value	27,761,686

Class A ordinary shares subject to possible redemption as of December 31, 2024	$550,700,038

Schedule of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Class A ordinary shares subject to possible redemption
Numerator:
Net income attributable to Class A ordinary shares subject to possible redemption	$260,795	$5,268,294	$2,652,910	$10,383,006
Denominator:
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	49,507,471	50,000,000	49,752,375	50,000,000

Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.01	$0.11	$0.05	$0.21

Non-redeemable Class A ordinary shares and Class B ordinary shares
Numerator:
Net income attributable to non-redeemable Class A ordinary shares and Class B ordinary shares	$65,848	$1,317,073	$666,528	$2,595,751
Denominator:
Basic and diluted weighted average shares outstanding, non-redeemable Class A ordinary shares and/or Class B ordinary shares	12,500,000	12,500,000	12,500,000	12,500,000

Basic and diluted net income per share, non-redeemable Class A ordinary shares and/or Class B ordinary shares	$0.01	$0.11	$0.05	$0.21

The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the year ended December 31,
	2024	2023
Class A ordinary shares
Numerator:
Net income attributable to Class A ordinary shares	$20,788,927	$12,405,494
Denominator:
Basic and diluted weighted average shares outstanding, Class A ordinary shares	50,000,000	34,383,562

Basic and diluted net income per share, Class A ordinary shares	$0.42	$0.36

Class B ordinary shares
Numerator:
Net income attributable to Class B ordinary shares	$5,197,232	$4,509,966
Denominator:
Basic and diluted weighted average shares outstanding, Class B ordinary shares	12,500,000	12,500,000

Basic and diluted net income per share, Class B ordinary shares	$0.42	$0.36